Seasonality	6 Months Ended
Jun. 30, 2019
Seasonality [Abstract]
Seasonality
16.	Seasonality

Reebonz’s revenue is subject to fluctuations reflecting a traditional retail seasonality pattern as a result of changes in the timing of local holidays, timing of company promotions and end-off-season sales events that are done on a as need basis, that drive customer demand.